Amendments to Previously Filed Financial Statements (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) ft² bldg	Dec. 31, 2017 USD ($) bldg	Dec. 31, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of buildings (in buildings)	72
Assets | $	$ 6,934,394	$ 6,439,757
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of buildings (in buildings)	61
Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of buildings (in buildings)	22	39
2019 Discontinued Operations [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Operating Income (Loss) [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Prior Period Reclassification Adjustment | $	$ (17,300)	$ (13,100)	$ (9,600)
2019 Discontinued Operations [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Prior Period Reclassification Adjustment | $	$ 17,300	$ 13,100	$ 9,600
Philadelphia | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of buildings (in buildings)	9
Philadelphia | 2019 Discontinued Operations [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of buildings (in buildings)	9
Leaseable square feet (in sqft) | ft²	851,000
Assets | $	$ 233,000
United Kingdom | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of buildings (in buildings)	2
United Kingdom | 2019 Discontinued Operations [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of buildings (in buildings)	2
Leaseable square feet (in sqft) | ft²	99,000
Assets | $	$ 24,500
Chicago/Minneapolis | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of buildings (in buildings)	1
Chicago/Minneapolis | 2019 Discontinued Operations [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of buildings (in buildings)	1
Leaseable square feet (in sqft) | ft²	345,000
Assets | $	$ 24,200